Inventories - Summary of Inventories (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	¥ 45,471	$ 6,404	¥ 49,127
Work in progress	7,900	1,113	4,939
Finished goods	15,333	2,160	28,188
Inventories, total	68,704	9,677	82,254
Inventories provision	(9,216)	(1,298)	(9,890)
Inventories	¥ 59,488	$ 8,379	¥ 72,364